SUMMARY OF THE COMPANYS WARRANTS ACTIVITIES (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Number of Warrant Shares [Member]
Balance, shares	5,233,177	0
Balance, shares	8,952,152	5,233,177
Granted		5,233,177
Granted with minimum exercise price range	5,713,918
Granted with maximum exercise price range	5,713,918
Canceled	0	0
Exercised	2,732,799	0
Expired	0	0
Earned and exercisable		5,233,177
Earned And Exercisable With Maximum Exercise Price Range	8,952,152
Earned And Exercisable With Minimum Exercise Price Range	8,952,152
Unvested	0	0
Exercise Price Range Per Share [Member]
Balance, shares	0.25	0
Balance, shares	0.25	0.25
Granted		0.25
Granted with minimum exercise price range	0.20
Granted with maximum exercise price range	0.25
Canceled	0
Exercised	0
Expired	0
Earned and exercisable		0.25
Earned And Exercisable With Maximum Exercise Price Range	0.25
Earned And Exercisable With Minimum Exercise Price Range	0.20
Unvested	0	0
Average Exercise Price [Member]
Balance, shares	0.25	0
Balance, shares		0.25
Granted		0.25
Granted with minimum exercise price range	0.23
Granted with maximum exercise price range	0.23
Canceled	0
Exercised	0
Expired	0
Earned and exercisable		0.25
Unvested		0
Fair Value at Date of Issuance [Member]
Balance, shares	620,350	0
Balance, shares	726,685	620,350
Granted		620,350
Granted with minimum exercise price range	106,360
Granted with maximum exercise price range	106,360
Canceled	0
Exercised	0
Expired	0
Earned and exercisable		620,350
Earned And Exercisable With Maximum Exercise Price Range	726,685
Earned And Exercisable With Minimum Exercise Price Range	726,685
Unvested	0	0
Aggregate Intrinsic Value [Member]
Balance, shares		0
Balance, shares	0
Granted
Granted with minimum exercise price range	0
Granted with maximum exercise price range	0
Canceled	0
Exercised	0
Expired	0
Earned And Exercisable With Maximum Exercise Price Range	0
Earned And Exercisable With Minimum Exercise Price Range	0
Unvested	0